Stock Options: (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Options outstanding	8,582,952	7,769,202	6,249,952
Number of Shares, Options granted	550,000	1,245,000	2,350,000
Number of Shares, Less options forfeited	(280,418)	(350,000)	(830,750)
Number of Shares, Less options expired	(20,000)	(81,250)
Number of Shares, Less options exercised	0	0	0
Number of Shares, Options outstanding	8,832,534	8,582,952	7,769,202	6,249,952
Number of Shares, Options exercisable	6,181,229	5,776,716
Weighted-Average Exercise Price, Options outstanding	$ 1.32	$ 1.40	$ 1.48
Weighted-Average Exercise Price, Options granted	0.6	0.80	1.29
Weighted-Average Exercise Price, Less options forfeited	0.66	1.02	1.77
Weighted-Average Exercise Price, Less options expired	1.76	1.40
Weighted-Average Exercise Price, Less options exercised	0	0.00	0.00
Weighted-Average Exercise Price, Options outstanding	1.3	1.32	$ 1.40	$ 1.48
Weighted-Average Exercise Price, Options exercisable	$ 1.39	$ 1.41
Weighted-Average Remaining Contractual Term, Options outstanding (in years)	7 years 9 months 18 days	7 years 6 months	8 years 6 months	8 years 10 months 24 days
Weighted-Average Remaining Contractual Term, Options exercisable (in years)	7 years 3 months 18 days	7 years 6 months
Aggregate Intrinsic Value, Options outstanding	$ 0	$ 0	$ 255	$ 2,605
Aggregate Intrinsic Value, Options exercisable	$ 0	$ 0